FAIR VALUE MEASUREMENTS (Disclosure of contingent consideration from acquisition of sales service centers) (Details) - Sales Service Centers [Member]	12 Months Ended
Dec. 31, 2018
Planed Offering date	Apr. 30, 2019
Discount rate (from acquisition date to the last settlement date)	15.00%
Offering probability as of December 31, 2018	80.00%